RELATED PARTY TRANSACTIONS - Founder Shares (Details)		1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 11, 2020 USD ($) shares	Dec. 31, 2020 shares	Sep. 30, 2023 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2022 D $ / shares shares
RELATED PARTY TRANSACTIONS
Issuance of stock | $			$ 34,151,000	$ 551,000
MedTech Acquisition Corp | Founder Shares | Sponsor | Class B Common Stock
RELATED PARTY TRANSACTIONS
Issuance of preferred stock with PIPE financing (in shares)	5,750,000
Issuance of stock | $	$ 25,000
Share dividend		0.1
Aggregate number of shares owned		6,325,000
Restrictions on transfer period of time after business combination completion					1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares					$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D					20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D					30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences					150 days
MedTech Acquisition Corp | Founder Shares | Sponsor | Class B Common Stock | Over-allotment option
RELATED PARTY TRANSACTIONS
Shares subject to forfeiture					75,000
Shares no longer subject to forfeiture					0